COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2025
SL BIO LTD
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

11. COMMITMENTS AND CONTINGENCIES

As of December 31, 2025 and 2024, the Group had the commitment of nil and $17,458 for capital expenditure contracted for but not provided in the consolidated financial statements in respect of the acquisition of plant and equipment.